Shareholders' Equity - Schedule of Employee and Director Stock Option Activity and Related Information (Details) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Employee and Director Stock Option Activity and Related Information [Line Items]
Number of options Outstanding - beginning of year	300,833	347,333	275,833
Weighted-average exercise price Outstanding - beginning of year	$ 2.89	$ 2.79	$ 2.4
Number of options Granted	37,500		87,500
Weighted-average exercise price Granted	$ 2.97		$ 2.25
Number of options Exercised	(23,333)	(46,500)	(1,000)
Weighted-average exercise price Exercised	$ 2.14	$ 2.16	$ 2.12
Number of options Forfeited			(15,000)
Weighted-average exercise price Forfeited			$ 2.8
Number of options Outstanding - year end	315,000	300,833	347,333
Weighted-average exercise price Outstanding - year end	$ 2.96	$ 2.89	$ 2.79
Number of options Vested and expected to vest	248,333	183,333	164,166
Weighted-average exercise price Vested and expected to vest	$ 3.04	$ 2.95	$ 2.61
Number of options Exercisable at year end	248,333	156,666	136,499
Weighted-average exercise price Exercisable at year end	$ 3,040.00	$ 3,090.00	$ 2,710